Related Party Transactions	6 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
8.	RELATED PARTY TRANSACTIONS

Related parties’ relationships as follows:

Name	Relationship
Mr. Hongyu Zhang	Shareholder
HangZhou TianQi Network Technology Co. Ltd.	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd.	Common control by Mr. Hongyu Zhang
Hangzhou Yuao Investment Management Partnership (“Yuao”)	Common control by legal representative of Guanpeng
Mr. Limin Liu	Chief Executive Officer
GuoRonghong	Common control by Mr. Hongyu Zhang
Mr. Wei Wang	Hangzhou Xuzhihang Supply Chain Management Co., Ltd.
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd. (“Zhejiang Getai”)	Common control by Mr. Wei Wang

Short-term investment – related party consisted of the following:

	September 30, 2021	March 31, 2021
Yuao	$2,150,480	$2,120,972
GuoRonghong	$4,367,633	1,845,504
Wei Wang	$92,927	-
Total	6,611,040	3,966,476

Yuao is controlled by the legal representative of Guanpeng, the Company’s 51% owned subsidiary. The Company earns a 5% interest from subscribing to certain wealth management product from Yuao. The maturity date for the investment is less than one year.

Other related parties’ payables consisted of the following:

	September 30, 2021	March 31, 2021
HangZhou TianQi Network Technology Co. Ltd.	45,847	45,169
Hangzhou Qianlu Information Technology Co. Ltd.	27,067	25,247
Mr. Limin Liu	154,878	610,352
GuoRonghong	2,090	7,603
Mangyue Sun	23,232	-
Zhejiang Getai	294,268	-
Total	$547,382	$688,371

Outstanding payables to Hangzhou Qianlu Information Technology Co. Ltd., and Mr. Limin Liu consisted of working capital advances and borrowings. These amounts are due on demand and non-interest bearing.

Outstanding payable to HangZhou TianQi Network Technology Co. Ltd. consisted of rent owed, which are non-interest bearing and due on demand.